CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,122,501	9,102,917
Ordinary shares, shares outstanding	8,848,028	8,828,444
Treasury shares, shares	274,473	274,473